Long-term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt Disclosure
Long-term Debt Disclosure

11. Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2010	December 31, 2011
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	0	500,000
Loan Facilities – Drybulk Segment	950,290	841,453
Loan Facilities – Tanker Segment	0	130,048
Loan Facilities – Drilling Segment	1,285,358	2,279,167
Less: Deferred financing costs	(215,956)	(192,183)
Less: Dryships participation in Ocean Rig Senior Notes	-	(18,000)
Add: Valuation of Dryships participation in Ocean Rig Senior Notes	-	1,350
Total debt	2,719,692	4,241,835
Less: Current portion	(731,232)	(429,149)
Long-term portion	$1,988,460	$3,812,686

Convertible Senior Notes and Related Borrow Facility

In November 2009, the Company issued $400,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (the “Notes”), which are due December 1, 2014. The full over allotment option granted was exercised and an additional $60,000 Notes were purchased. Accordingly, $460,000 in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $447,810 after the underwriter commissions.

The holders may convert their Notes at any time on or after June 1, 2014 but prior to maturity. However, holders may also convert their Notes prior to June 1, 2014 under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $7.19 per share of common stock or 139.0821 share of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the ten consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate transactions occur. The Notes are unsecured and pay interest semi-annually at a rate of 5% per annum commencing June 1, 2010.

As the Notes contain a cash settlement option upon conversion at the option of the issuer, the Company has applied the guidance for “Accounting for Convertible Debt Instruments That May be Settled in Cash Upon Conversion (Including Partial Cash Settlement)”, and therefore, on the day of the Note issuance, bifurcated the $460,000 principal amount of the Notes into liability and equity components of $341,156 and $118,844, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Additionally, the guidance requires the Company to accrete the discount of $118,844 to the principal amount of the Notes over the term of the Notes. The Company's interest expense associated with this Note accretion is based on an effective interest rate of 12%.

In April 2010, the Company issued $220,000 aggregate principal amount of Notes, which are due December 1, 2014. These Notes were offered as additional Notes under the indenture, as supplemented by a supplemental indenture, pursuant to which the Company previously issued $460,000 aggregate principal amount of Notes due December 1, 2014 in November 2009. The terms of the Notes offered in April other than their issue date and public offering price, are identical to the Notes issued in November 2009.

The full over allotment option granted was exercised and an additional $20,000 aggregate principal amount of Notes were purchased. Accordingly, $240,000 in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $237,202 after the underwriter commissions. On the day of the Note issuance, the Company bifurcated the $240,000 principal amount of the Notes into the liability and equity components of $168,483 and $71,517, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Additionally, the Company is required to accrete the discount of $71,517 to the principal amount of the Notes over the term of the Notes. The Company's interest expense associated with this Note accretion is based on an effective interest rate of 14%.

In conjunction with the public offering of 5% Notes described above, the Company also entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 36,100,000 shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. During 2011, the share borrower returned 1,000,000 of the above loaned shares to the Company, which were not retired and are included as treasury stock in the accompanying balance sheet as of December 31, 2011.

The fair value of the outstanding loaned shares as of December 31, 2010 and 2011 was $198,189 and $70,200, respectively. On the day of the Notes issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement recorded as interest expense during the years ended December 31, 2009, 2010 and 2011 was $195, $2,617 and $2,974, respectively. The balance as of December 31, 2010 and 2011 was $11,664 and $8,690, respectively.

Effective September 19, 2011 the applicable conversion price has been changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig UDW (Note 13). Since the Company's stock price was below the Notes conversion price of $6.9 as of December 31, 2011, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's consolidated statements of operations for the years ended December 31, 2009, 2010 and December 31, 2011 was $4,037, $57,681 and $69,144, of which $1,769, $26,516 and $34,144, respectively are non-cash amortization of the discount on the liability component and $2,268, $31,165 and $35,000, respectively are the contractual interest to be paid semi-annually at a coupon rate of 5% per year. At December 31, 2010 and 2011 the net carrying amount of the liability component and unamortized discount were $537,969 and $572,113, respectively and $162,031 and $127,887, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig Senior Notes

On April 27, 2011, Ocean Rig UDW issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "OCR UDW Notes") offered in a private placement, resulting in net proceeds of approximately $487.5 million. The OCR UDW Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Ocean Rig UDW Notes are not guaranteed by any of the Company's subsidiaries. Ocean Rig UDW may redeem some or all of the Ocean Rig UDW Notes as follows: (i) at any time and from time to time from April 27, 2014 to April 26, 2015, at a redemption price equal to 104.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption; or (ii) at any time and from time to time from April 27, 2015 at a redemption price equal to 102.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption. Upon a change of control, which occurs if 50% or more of Ocean Rig UDW's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require Ocean Rig UDW to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase.

The total interest expense and debt amortization cost related to the Ocean Rig UDW Notes in the Company's consolidated statement of operations for the year ended December 31, 2011 was $32,327 and $2,235, respectively. The contractual semi-annual coupon interest rate is 9.5% per year.

On April 26, 2011, DryShips agreed to purchase from three unaffiliated companies Ocean Rig UDW Notes in the total aggregate principal amount of $75,000. During the period from May 19, 2011 to July 27, 2011, the Company sold to third parties these senior unsecured notes with notional amount of $57,000 resulting in a gain of $1,406. The remaining $18,000 senior unsecured notes were measured at fair value as of December 31, 2011 and a loss of $1,350 was recorded in "Other comprehensive income".

 Term bank loans and credit facilities

The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between January 2015 and November 2020. Interest rates on the outstanding loans as at December 31, 2011 are based on LIBOR plus a margin.

On November 29, 2010, the Company signed an amended and restated agreement on the March 13, 2008 term loan, for the substitution of vessels Delray and Toro with vessel Amalfi. The vessel Delray was sold in February 2010, whereas the vessel Toro was released from the loan and security obligation and was replaced by vessel Amalfi.

On December 21, 2010, an Ocean Rig UDW subsidiary entered into a $325,000 short-term loan facility (the "$325,000 Bridge Loan") with a syndicate of lenders for the purpose of (i) meeting the ongoing working capital needs of Drillships Hydra Owners Inc.; (ii) financing the partial repayment of existing debt in relation to the purchase of the Ocean Rig Corcovado; and (iii) financing the payment of the final installment associated with the purchase of said drillship. This loan facility was repayable in full in June 2011 and bore interest at a rate of LIBOR plus a margin. Ocean Rig UDW drew down the full amount of this loan on January 5, 2011 and repaid the full amount of this loan on April 20, 2011 with borrowings under the $800 million senior secured term loan agreement discussed below.

On February 7, 2011, the Company entered into a $70,000 term loan facility to partially finance the acquisition cost of the newbuilding tankers Saga and Vilamoura. The loan bears interest at LIBOR plus a margin, and is repayable in twenty quarterly installments plus a balloon payment through February 2016. As of December 31, 2011, the Company has drawn down the full amount available under this facility.

On April 15, 2011, Ocean Rig entered into an $800,000 syndicated secured term loan facility to partially finance the construction costs of the Ocean Rig Corcovado and the Ocean Rig Olympia. This facility has a five-year term and is repayable in 20 quarterly installments, plus a balloon payment payable with the last installment. The facility bears interest at LIBOR plus a margin. The facility is guaranteed by the Company and Ocean Rig UDW and imposes certain financial covenants on both entities. On April 20, 2011, Ocean Rig UDW drew down the full amount of this facility and prepaid the outstanding balance of its existing $325,000 senior secured credit facility.

On April 20, 2011, the Company entered into a $32,313 secured term loan facility to partially finance the acquisition cost of the newbuilding tanker Daytona. The loan bears interest at LIBOR plus a margin, and is repayable in twenty four quarterly installments plus a balloon payment through April 2017. As of December 31, 2011, the Company has drawn down the full amount available under this facility.

On April 27, 2011, Ocean Rig UDW entered into an amended agreement with all lenders under its two $562,500 loan agreements to restructure the original agreements. The principal terms of the restructuring are as follows: (i) the maximum amount permitted to be drawn is reduced from $562,500 to $495,000 under each facility; (ii) in addition to the guarantee already provided by the Company, Ocean Rig UDW provided an unlimited recourse guarantee that includes certain financial covenants that apply quarterly to Ocean Rig UDW; (iii) Ocean Rig UDW is permitted to draw under the facility with respect to the Ocean Rig Poseidon based upon the employment of the drillship under its drilling contract with Petrobras Tanzania, and on April 27, 2011, the cash collateral deposited for this vessel was released; and (iv) Ocean Rig UDW was permitted to draw under the facility with respect to the Ocean Rig Mykonos provided it had obtained suitable employment for such drillship no later than August 2011.

On August 10, 2011, Ocean Rig UDW amended the terms of its $495,000 credit facility for the construction of the Ocean Rig Mykonos to allow for full draw downs to finance the remaining installment payments for the Ocean Rig Mykonos based on the Petrobras Brazil contract for the Ocean Rig Mykonos and, on August 10, 2011, the cash collateral deposited for the drillship was released. The two $495,000 Loan Agreements bear interest at a rate that is in part fixed and in part at LIBOR plus a margin and are repayable in eighteen semi-annual installments through December 2020. The amendment also requires that the Ocean Rig Mykonos be re-employed under a contract acceptable to the lenders meeting certain minimum terms and dayrates at least six months, in lieu of 12 months, prior to the expiration of the Petrobras Brazil contract. All other material terms of the credit facility were unchanged.

On October 26, 2011, the Company entered into a $141,350 syndicated secured term loan facility to partially finance the construction costs of the tankers Belmar, Calida, Lipari and Petalidi. The loan bears interest at LIBOR plus a margin and is repayable in twenty-eight quarterly installments plus a balloon payment payable with the last installment.

In addition, upon the acquisition of OceanFreight, DryShips issued a guarantee in favor of OceanFreight's only outstanding loan of $137,711 under OceanFreight's $325,000 senior secured credit facility entered into on September 18, 2007. The loan bears interest at LIBOR plus a margin, and is comprised of the following two tranches: Tranche A is a reducing revolving credit facility in a maximum amount of $200,000, $199,000 of which OceanFreight utilized prior to its acquisition by DryShips and the outstanding balance at December 31, 2011 of $86,469 will be reduced or repaid in seven semi-annual equal installments of 8,130 each, plus a balloon installment in a amount of $29,559; Tranche B is a term loan facility in a maximum amount of $125,000, which was fully utilized by OceanFreight prior to its acquisition by DryShips and the outstanding balance at December 31, 2011 of $43,111 is repayable in eight equal semi-annual installments in the amount of $5,132 each, plus a balloon installment in the amount of $2,055.

On January 4, 2012, the Company entered into a supplemental agreement for the term bank loan dated July 23, 2008, according to which the vessel Woolloomooloo is pledged as collateral to secure the bank loan.

The aggregate available undrawn amounts under the Company\s facilities at December 31, 2010 and 2011 were $930,477 and $109,037, respectively. As of December 31, 2011, the Company is required to pay a quarterly commitment fee of 1.08% per annum of its undrawn portion of the line of credit.

The weighted-average interest rates on the above outstanding debt were: 3.88%, 4.80% and 5.45% for the years ended December 31, 2009, 2010 and 2011, respectively.

The table below presents the movements for Senior Notes, Convertible Senior Notes, credit facilities and term loans throughout 2011:

Loan	Loan agreement date	OriginalAmount	December 31, 2010	New Loans	Repayments	December 31, 2011
Term Bank Loan	October 2, 2007	35,000	23,000	-	-5,500	17,500
Term Bank Loan	December 4, 2007	101,150	41,637	-	-27,353	14,284
Term Bank Loan	October 5, 2007	90,000	66,000	-	-4,500	61,500
Term Bank Loan	June 20, 2008	103,200	36,400	-	-4,800	31,600
Term Bank Loan	May 13, 2008	125,000	60,000	-	-9,000	51,000
Term Bank Loan	May 5, 2008	90,000	54,000	-	-6,000	48,000
Term Bank Loan	November 16, 2007	47,000	23,000	-	-3,000	20,000
Term Bank Loan	July 23, 2008	126,400	99,150	-	-13,800	85,350
Term Bank Loan	March 13, 2008	130,000	43,614	-	-5,349	38,265
Term Bank Loan	February 7, 2011	70,000	-	70,000	-3,500	66,500
Term Bank Loan	April 20\, 2011	32,313	-	32,313	-1,077	31,236
Term Bank Loan	October 26, 2011	141,350	-	32,313	-	32,313
Term Bank Loan	April 18, 2011	800,000	-	800,000	-33,333	766,667
Credit Facility	March 31, 2006	753,637	503,490	-	-159,117	344,373
Credit Facility	September 17, 2008	1,040,000	675,833		-153,333	522,500
Credit Facility	September 10, 2007	230,000	115,000	-	-115,000	-
Credit Facility	July 18, 2008	1,125,000	194,524	795,476	-	990,000
Credit Facility	December 28, 2010	300,000	300,000	-	-300,000	-
Credit Facility	December 21, 2010	325,000	-	325,000	-325,000	-
Credit Facility	September 18, 2007	325,000	-	137,711	-8,131	129,580
Convertible Senior Notes	November 21, 2009	460,000	700,000	-	-	700,000
Ocean Rig Senior Notes	April 27, 2011	$500,000	-	483,350	-	483,350
			$2,935,648	$2,676,163	($1,177,793)	$4,434,018

The above loans are secured by a first priority mortgage over the vessels, rigs and drillships corporate guarantee, a first assignment of all freights, earnings, insurances and requisition compensation. The loans contain covenants including restrictions, without the bank's prior consent, as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels, change in the general nature of the Company's business. In addition, some of the vessel owning companies are not permitted to pay any dividends to DryShips nor DryShips to its shareholders without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit the Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of December 31, 2011, the Company was in compliance with the original covenants, had waivers that supplemented the original covenants or had the ability to remedy breaches of financial covenants. As of December 31, 2011, the Company was not in compliance with loan-to-value ratios contained in certain of its original loan agreements under which a total of $185,802 was outstanding as of that date and has obtained waivers of the breach relating to approximately $97,302 of the outstanding indebtedness until March 31, 2012. As a result, the Company may be required to prepay indebtedness or provide additional collateral to its lenders in the form of cash or other property in the total amount of $83,009 in order to comply with these ratios, including an amount of $64,384 assumed prepaid upon waiver expiry on March 31, 2012.

Total interest incurred on long-term debt, including capitalized interest, for the years ended December 31, 2009, 2010 and 2011 amounted to $94,717, $99,044, and $156,088 respectively. These amounts net of capitalized interest are included in “Interest and finance costs” in the accompanying consolidated statements of operations.

The annual principal payments required to be made after December 31, 2011, including balloon payments, totaling $4,434,018 due through December 2020, are as follows:

2012	$439,848
2013	754,936
2014	997,872
2015	374,401
2016 and thereafter	1,866,961

Total principal payments	4,434,018
Less: Financing fees and equity components of notes	(192,183)

Total debt	$4,241,835

Issuance of common shares

On January 15, 2009, the Company agreed to transfer its interests in the ship-owning companies of three Capesize newbuildings to an entity that is not affiliated with the Company. As consideration for liabilities assumed by the purchasers, on March 19, 2009, the Company issued a total of 11,990,405 common shares to the nominees of Central Mare Inc. (Note 6).

During 2009, the Company effected two at-the-market equity offerings. Under these offerings, the Company issued 165,054,595 shares of common stock. The net proceeds, after commissions, amounted to $952,369.

Concurrently with the offering of the Notes discussed in Note 11, the Company entered into share lending agreements and issued 26,100,000 shares of common stock in November 2009 and 10,000,000 in April 2010, respectively, which it subsequently loaned to the underwriter pursuant to the share lending agreements. The Company received a one time loan fee of $0.01 per share.

In September 2010, the Company filed a universal shelf registration statement on Form F-3 relating to the offer and sale of up to $350,000 of the Company's common shares. Under this offering, the Company issued 74,818,706 of common stock. The net proceeds, after deducting commissions, amounted to $342,300.

Issuance of Series A preferred stock

On July 15, 2009, the Company issued 52,238,806 shares of its Series A Convertible Preferred Stock ('Preferred Stock') under its agreement to acquire the remaining 25% of the total issued and outstanding capital stock of Ocean Rig UDW . The aggregate face value of these shares was $280,000 and the fair value of the Preferred Stock was determined by management to be $268,000.

The Company determined that the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig UDW was more reliably measurable than the fair value of the preferred stock issued. The Company determined that $318,000 was the fair value of the 25% of the outstanding common shares of Ocean Rig UDW in accordance with fair value guidance by weighting the fair values derived using the following three valuation methods: (i) Fair value of the net assets of Ocean Rig UDW; (ii) Discounted cash flow method; and (iii) Comparable company approach. Based on the foregoing, the Company recorded the preferred stock at $268,000, which was calculated as the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig UDW of $318,000 less cash consideration of $50,000.

The changes in the Company's ownership interest in Ocean Rig UDW did not represent a change in control and therefore the Company accounted for this transaction as an equity transaction with no gain or loss recorded in the statement of operations or comprehensive income. The difference between the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig UDW and the amount the non-controlling interest was recognized as equity attributable to the parent.

The Series A Convertible Preferred Stock accrued cumulative dividends on a quarterly basis at an annual rate of 6.75% of the aggregate face value. Dividends were payable in preferred stock or cash, if cash dividends had been declared on common stock. Such accrued dividends were payable in additional shares of preferred stock immediately prior to any conversion.

Each share of this instrument mandatorily converts into shares of the Company's common stock proportionally, upon the contractual delivery of each of the four newbuilding ultra deepwater drillships at a premium of 127.5% of the original purchase price. Furthermore, each share of this instrument can also be converted into shares of the Company's common stock at any time at the option of the holder at a conversion rate of 1.0:0.7.

On February 10, 2011 and following the delivery of the Ocean Rig Corcovado, 25% of the shares of Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend as of December 31, 2010 was converted into 5,158,762 shares of Preferred Stock.

On April 12, 2011 and following the delivery of Ocean Rig Olympia, 25% of the shares of Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend for the period from January 1, 2011 to March 31, 2011, was converted into 644,844 shares Convertible Preferred Stock.

On September 2, 2011 and following the delivery of the Ocean Rig Poseidon, 25% of the shares of Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend for the period from April 1, 2011, to July 31, 2011, associated with the Series A Convertible Preferred Stock was converted into 584,464 shares of Series A Convertible Preferred Stock.

On October 17, 2011 and following the delivery of the Ocean Rig Mykonos, the final 25% of the shares of Preferred Stock held by each holder, amounting to 13,059,701 shares in the aggregate, were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend for the period from August 1, 2011 to September 30, 2011, was converted into 144,909 shares Convertible Preferred Stock. On the same date, the dividend shares of Preferred Stock which accrued quarterly from July 9, 2009 through September 30, 2011 held by each holder, amounting to 6,532,979 shares in the aggregate, were converted, at the conversion price, into 5,123,905 shares of common stock.

Private placement

On December 21, 2010, the Company completed the sale of an aggregate of 28,571,428 of Ocean Rig UDW common shares (representing approximately 22% of Ocean Rig UDW's outstanding common stock) through a private offering, at the offering price of $17.50 per share. The Company received approximately $488,301 of net proceeds from the private offering. The net assets of Ocean Rig UDW as of December 21, 2010 amounted to $2,427,121. At the date of the transaction, the carrying amounts of Ocean Rig UDW's assets and liabilities did not require fair value adjustments. The difference between the consideration received and the amount attributed to the non controlling interests which amounted to $45,666 was recognized in equity attributable to the controlling interest.During 2011, the Company identified consideration received from the issuance of subsidiary shares of $107,426 attributable to non controlling interests which was previously classified as additional paid-in capital. The Company has reclassified this amount from additional paid in capital to non controlling interests as of September 30, 2011 and for all periods presented. As a result, transfers from non controlling interests for the year ended December 31, 2010 decreased by the same amount. Accordingly, amounts for decrease in Dryships' equity for issuance of subsidiary shares increased from $45,666 to $153,092 and the 'Net Income/ (loss) attributable to Dryships' and transfers to/from the Non controlling interest for the year ended December 31, 2010 decreased from $142,661 to $35,235.

Conversion of common stock into treasury stock

During September 2011, the share borrower described in Note 11 returned to the Company 1,000,000 loaned shares of the Company's common stock, which were not retired.

Repurchase program

On December 6, 2011, Ocean Rig UDW announced that its board of directors had approved a repurchase program for up to a total of $500,000 of its common shares and 9.5% senior unsecured notes due 2016 (Note 11). Ocean Rig UDW's common shares and unsecured notes may be purchased under the program from time to time through December 31, 2013. As of December 31, 2011 Ocean Rig UDW had not purchased any common shares or unsecured notes under the program described above.

Partial Spin-off

On August 2, 2011, the Company's Board of Directors approved the partial spin-off of its interest in Ocean Rig UDW. On October 5, 2011, the Company completed the partial spin off of the Ocean Rig UDW by distributing an aggregate of 2,967,291 of the Ocean Rig UDW common shares, or $60,191 after giving effect to the tr